Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Schedule of prepayments
	2022	2021
Prepaid expenses with operators (a)	-	16,458
Software license	3,912	2,172
Insurance	4,061	3,763
Other	603	796
	8,576	23,189

Current	6,369	20,918
Non-current	2,207	2,271

(a)	Refers to an advance payment to Oi S.A. (Brazilian telecommunications company) related to SMS service agreement signed in June 2021. This contract was ended in March 2022, and the cost of this service was recognized in the consolidated statements of profit or loss.